Document And Entity Information - shares	9 Months Ended
	Sep. 30, 2017	Nov. 08, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Medizone International Inc
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		406,517,402
Amendment Flag	false
Entity Central Index Key	0000753772
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q3